TAXES ON INCOME	6 Months Ended
Jun. 30, 2020
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 6:-TAXES ON INCOME

In May 2019 the Company received a refund of withholding taxes on the Bayer milestones from the German tax authorities in the amount of $722. The refund is presented as income tax benefit in the consolidated statements of comprehensive loss.